Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

21.	Commitments and Contingencies
Legal Proceedings
In the normal course of business, the Company may become involved in various legal proceedings
w
hich, by their nature, may be inherently unpredictable and which could have a material effect in the unaudited condensed consolidated financial statements, taken as a whole.
Prior to the Merger closing and related SEC filings, Osprey received six demands from putative Osprey stockholders (together, the “Demands”) and had a derivative lawsuit filed against it in the Supreme Court of the State of New York by a purported Osprey stockholder: Luster v. Osprey Technology Acquisition Corp., et al., Index No. 653633/2021 (Sup. Ct. N.Y. Cnty.). In addition, the Osprey board of directors also received six demands from putative stockholders of Osprey (together, the “Demands”). Prior to closing, Osprey reached agreements with Luster and the six putative stockholders that Osprey’s supplement disclosures and a modification to the authorized share count fairly resolved their claims. Osprey did not reach agreements with these stockholders on attorneys’ fees and BlackSky inherited this task post-closing.
The Company evaluated the specific facts and circumstances including, but not limited to, any historical outcomes for industry-specific complaints with respect to mergers and anticipated negotiations. As a result, the Company has deemed an unfavorable outcome to be probable and has estimated an expense of $0.7 million, which was recorded in selling, general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.
As of September 30, 2021, with the exception of the items above, the Company was not aware of any additional pending, or threatened, governmental actions or legal proceedings to which the Company is, or will be, a party that, if successful, would result in a material impact to its business or financial condition or results of operations.
Other Contingencies
The Company analyzed its unique facts and circumstances related to potential obligations in a certain state jurisdiction, including the delivery nature of its prior year intercompany services, payroll and other benefits-related services, current shared services between the parent and subsidiaries, and changing state laws and interpretations of those laws, and has determined that the Company may have an indirect tax obligation.
The Company has continued correspondence with the applicable authorities in an effort toward identifying a taxpayer-favorable resolution of the potential liabilities. The Company has recognized a liability including interest and penalties based on its best estimate as of September 30, 2021.
The following table summarizes the estimated indirect tax liability activity during the nine months ended September 30, 2021:

September 30, 2021
(in thousands)
Balance, January 1, 2021	$921
Additions	1,040
Payments	(162)
Adjustment to Expense	(27)

Balance, September 30, 2021	$1,772

The Company continues to analyze the additional obligations it may have, if any, and it will adjust the liability accordingly.
Other Commitments
The Company has commitments for multi-launch and integration services with launch services providers. As of September 30, 2021, the Company has commitments for
5
launches to include up to
10
satellites at estimated launch dates totaling an amount of

$
16.1
million with options for additional launches.
The terms of the arrangements also allow for the Company to remanifest the satellites if significant delays in excess of 365 days or other inexcusable delays occur with the provider. Subsequent to remanifest efforts four months after the 365 days, the Company can request a refund of all recoverable costs. The launch service provider invoices based on the later of closing the Merger or time-based milestone payments from estimated launch dates. Payment terms are 15 days from invoice date.
As of September 30, 2021, the Company has a remaining commitment of $9.4 million on its satellite purchase contract with LeoStella. In addition, the Company entered into a non-refundable
commitment to acquire additional satellite components from LeoStella for $2.2 million. The delivery schedule for the components are not specified and subject to certain engineering milestones. Payment terms are 15 days from invoice date.

21.	Commitments and Contingencies
The Company entered into long-term operating lease agreements for office space and capital leases for equipment. The minimum fixed commitments related to all non-cancellable
leases are as follows:

For the years ending December 31,	Operating Leases	Capital Leases
	(in thousands)
2021	$2,413	$50
2022	2,358	4
2023	1,563	3
2024	940	1
2025	215	—

Total minimum lease payments	$7,489	58

Less: amount representing interest		(3)

Present value of minimum lease payments		55
Less: current obligation		(48)

Long-term obligations under capital lease		$7

During the years ended December 31, 2020 and 2019, the Company entered capital lease arrangements for $8.7 thousand and $0.1 million, respectively. Rental expense for the years ended December 31, 2020 and 2019 was $3.2 million and $2.7 million, respectively.
Legal Proceedings
In the normal course of business, the Company may become involved in various legal proceedings which, by their nature, may be inherently unpredictable and which could have a material effect in the consolidated financial statements, taken as a whole.

The Company’s
founders, Jason and Marian Joh Andrews, (collectively, the “Founders”) have retained legal counsel in connection with claims they assert relating to the closing of the Company’s debt financings on October 31, 2019. The Founders claim that these October 2019 financings triggered a prepayment obligation to them under the Andrews Notes in an aggregate amount of $2.5 million. To date, the Founders have not filed a lawsuit and have taken no further legal action. The Company believes that these claims are without merit and, as such, they would not result in a probable material adverse effect on its financial position. Accordingly, the Company has not recorded a contingency loss.
As of December 31, 2020, with the exception of the items above, the Company was not aware of any additional pending, or threatened, governmental actions or legal proceedings to which the Company is, or will be, a party that, if successful, would result in an impact to its business or financial condition or results of operations.
Other Contingencies
The Company analyzed its unique facts and circumstances related to potential obligations in a certain state jurisdiction, including the delivery nature of its prior year intercompany services, payroll and other benefits-related services, current shared services between the parent and subsidiaries, and changing state laws and interpretations of those laws, and have determined that the Company may have an indirect tax obligation.
The Company has begun correspondence with the applicable authorities in an effort toward identifying a taxpayer-favorable resolution of the potential liabilities. The Company has recognized a liability including interest and penalties based on its best estimate as at December 31, 2020 and 2019.
The following table summarizes the estimated indirect tax liability activity during the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance, beginning of year	$680	$662
Adjustments to existing liabilities	241	18

Balance, end of year	$921	$680

The Company continues to analyze the additional obligations it may have, if any, it will adjust the liability accordingly.